Notes Payable - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2018	Aug. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2016
Debt and Financial Instruments [Line Items]
Interest cost			$ 1,400,000	$ 1,900,000
Notes Payable
Debt and Financial Instruments [Line Items]
Facility Costs		$ 300,000
Notes Payable | Series C Preferred Stock
Debt and Financial Instruments [Line Items]
Class of warrant right , shares		136,519
Class of warrant right		$ 300,000
Exercise price of warrant		$ 5.86
Notes Payable | EWB Loan
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity	$ 20,000,000
Note payable, term (in years)	48 months
Interest rate			6.73%		6.73%
Debt Instrument, Description	The EWB Loan Agreement has a term of 48 months and carries an interest only period of 24 months from the draw date in May 2018, such interest only period subject to extension based on certain cash and revenue metrics.
Notes Payable | TP Loan Agreement
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity		$ 25,000,000
Long-term Debt						$ 20,000,000
Repayments of Debt	$ 19,700,000
Gain (Loss) on Extinguishment of Debt	(300,000)
Proceeds from Issuance of Debt	$ 300,000
Notes Payable | TP Loan Agreement | Tranche One
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity		20,000,000
Notes Payable | TP Loan Agreement | Tranche Two
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity		$ 5,000,000